Product Warranty and Recall Campaigns - Warranty and Recall Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in Standard Product Warranty Accrual
Balance, beginning of period	$ 566	$ 1,095
Warranties issued during the period	878	714
Settlements made during the period	(452)	(616)
Currency Translation Adjustments	0	(76)
Standard Product Warranty Accrual, Increase (Decrease) for Preexisting Warranties	19	236
Transaction related adjustment	0	(787)
Balance, end of period	$ 1,011	$ 566